Corporate information	9 Months Ended
Sep. 30, 2018
Corporate information [abstract]
Corporate information
1.   Corporate information

Americas Silver Corporation (the “Company" or "Americas Silver") was incorporated under the Canada Business Corporations Act on May 12, 1998 and conducts mining exploration, development and production in the Americas. The address of the Company’s registered office is 145 King Street West, Suite 2870, Toronto, Ontario, Canada, M5H 1J8. The Company’s common shares are listed on the Toronto Stock Exchange under the symbol “USA” and on the New York American Stock Exchange under the symbol “USAS”.

The condensed interim consolidated financial statements of the Company for the three and nine months ended September 30, 2018 were approved and authorized for issue by the Board of Directors of the Company on November 2, 2018.